SYSTEM COMPONENTS, OTHER PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	$ 7,232	$ 6,418
System Components [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	1,584	1,707
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	4,860	3,959
Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	273	208
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	208	226
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	307	318
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,027	11,311
Purchases	2,385	3,722
Transfer to Leased systems
Reductions	(1,799)	(3,006)
Ending balance	12,613	12,027
Gross carrying amount [member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,707	1,273
Purchases	2,201	3,112
Transfer to Leased systems	(2,324)	(2,092)
Reductions		(586)
Ending balance	1,584	1,707
Gross carrying amount [member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,181	8,494
Purchases
Transfer to Leased systems	2,324	2,092
Reductions	(765)	(2,405)
Ending balance	9,740	8,181
Gross carrying amount [member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,297	1,217
Purchases	155	80
Transfer to Leased systems
Reductions	(752)
Ending balance	700	1,297
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	448	225
Purchases	7	223
Transfer to Leased systems
Reductions	(225)
Ending balance	230	448
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	394	102
Purchases	22	307
Transfer to Leased systems
Reductions	(57)	(15)
Ending balance	359	394
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,609	5,949
Additions		1,358
Purchases	1,023
Reductions	(1,251)	(1,698)
Ending balance	5,381	5,609
Accumulated depreciation [Member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Purchases
Reductions
Ending balance
Accumulated depreciation [Member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,222	4,794
Additions		1,111
Purchases	875
Reductions	(217)	(1,683)
Ending balance	4,880	4,222
Accumulated depreciation [Member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,089	1,006
Additions		83
Purchases	90
Reductions	(752)
Ending balance	427	1,089
Accumulated depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	222	90
Additions		132
Purchases	25
Reductions	(225)
Ending balance	22	222
Accumulated depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	76	59
Additions		32
Purchases	33
Reductions	(57)	(15)
Ending balance	$ 52	$ 76